Debt and Capital Structure - Unsecured Notes (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jan. 10, 2022	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 13, 2021 USD ($)	Jan. 01, 2021 CAD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-Term Debt	$ 12,385	$ 7,441
Repayments of long-term debt	2,870	112	$ 2,279
Total debt principal					$ 7,400					$ 5,900
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Repayments of long-term debt	2,870	112	$ 2,279
Total debt principal	12,113	7,510			$ 7,385					5,898
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Principal amount of debt repayments						$ 2,300
Total debt principal						$ 2,200
Canadian Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 2,750	0
Canadian Dollar Denominated Unsecured Notes | 3.55% due March 12, 2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.55%				3.55%
Total debt principal	$ 750	0
Canadian Dollar Denominated Unsecured Notes | 3.60% due March 10, 2027 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.60%				3.60%
Total debt principal	$ 750	0
Canadian Dollar Denominated Unsecured Notes | 3.50% due February 7, 2028 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.50%				3.50%
Total debt principal	$ 1,250	0
Canadian Dollar Denominated Unsecured Notes | The Arrangement
Disclosure of detailed information about borrowings [line items]
Long-term debt, fair value								$ 2,900
Long-Term Debt								2,800
U.S. Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 9,363	7,510			$ 7,385					5,898
U.S. Dollar Denominated Unsecured Notes | 6.80% due September 15, 2037 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.80%				6.80%
Total debt principal	$ 490	0			$ 387					0
U.S. Dollar Denominated Unsecured Notes | 4.40% due April 15, 2029 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.40%				4.40%
Total debt principal	$ 951	0			$ 750					0
U.S. Dollar Denominated Unsecured Notes | 3.95% due April 15, 2022 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate						3.95%
U.S. Dollar Denominated Unsecured Notes | 4.00% due April 15, 2024 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.00%			4.00%	4.00%	4.00%
Total debt principal	$ 341	$ 0			$ 269					$ 0
U.S. Dollar Denominated Unsecured Notes | The Arrangement
Disclosure of detailed information about borrowings [line items]
Long-term debt, fair value								3,400
Long-Term Debt								$ 3,000	$ 2,400
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-Term Debt							$ 1,250
Senior unsecured notes, 2.65%, maturing January 15, 2032
Disclosure of detailed information about borrowings [line items]
Long-Term Debt							$ 500
Long-term debt, interest rate							2.65%
Senior unsecured notes, 3.75%, maturing February 15, 2052
Disclosure of detailed information about borrowings [line items]
Long-Term Debt							$ 750
Long-term debt, interest rate							3.75%
Unsecured notes, 3.95%, maturing 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate						3.95%
Principal amount of debt repayments						$ 500
Unsecured notes, 3.00%, maturing 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate						3.00%
Principal amount of debt repayments						$ 500
Unsecured notes, 3.80%, maturing 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate						3.80%
Principal amount of debt repayments						$ 335
Unsecured notes, 4.00%, maturing 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate						4.00%
Principal amount of debt repayments						$ 481
Unsecured notes, 5.38%, maturing 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate						5.38%
Principal amount of debt repayments						$ 334